Non-controlling Interests	6 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Abstract]
Non-controlling Interests
Non-controlling interests
Net loss attributable to non-controlling interests for the three and six months ended June 30, 2019 and 2018 consists of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
HLBV and other adjustments attributable to:
Non-controlling interests - partnership units	$(14,496)	$(9,572)	$(32,335)	$(86,344)
Non-controlling interests - redeemable partnership units	(2,341)	(1,681)	(4,647)	(5,015)
Other net earnings attributable to:
Non-controlling interests	476	431	1,293	1,125
	$(16,361)	$(10,822)	$(35,689)	$(90,234)
Redeemable non-controlling interests, held by related party	7,072	—	13,914	—
Net effect of non-controlling interests	$(9,289)	$(10,822)	$(21,775)	$(90,234)

The non-controlling Class A membership equity investors in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting. The reduced U.S. federal corporate tax rate of 21% and other certain measures included in the The Tax Cuts and Jobs Act effective January 1, 2018 were reflected in the calculation of HLBV in 2018. The changes accelerated HLBV income from future years to the first quarter of 2018 by $55,900.